UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: OCTOBER 31

Date of reporting period: OCTOBER 31, 2004

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman SachsFundsM U N I C I P A L F I X E D I N C O M E F U N D SAnnual Report October 31, 2004High current income potential from portfolios that invest primarily in municipal securities.

Goldman Sachs Municipal Fixed Income FundsGOLDMAN SACHS SHORT DURATION TAX-FREE FUND GOLDMAN SACHS MUNICIPAL INCOME FUND GOLDMAN SACHS HIGH YIELD MUNICIPAL FUNDNOT FDIC-INSURED May Lose Value No Bank Guarantee

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

What Distinguishes Goldman Sachs' Fixed Income Investing Process?

At Goldman Sachs Asset Management (GSAM), the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.

A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through:

1 RIGOROUS SECURITY SELECTION

- Assess relative value among states, sectors and sub-sectors
- Leverage the vast resources of Goldman Sachs in selecting securities for each portfolio

2 PRECISE PORTFOLIO CONSTRUCTION

- Team approach to decision making
- Manage risk by avoiding significant sector and interest rate bets
- Careful management of yield curve strategies — while closely managing portfolio duration

RESULT

Fixed Income portfolios that:

- Include domestic and global investment options, tax-free income opportunities, and access to areas of specialization such as high yield
- Capitalize on GSAM's industry renowned credit research capabilities
- Use a risk-managed framework to seek total return, recognizing the importance of investors' capital accumulation goals as well as their need for income

1

P O R T F O L I O R E S U LT SShort Duration Tax-Free FundDear Shareholder, This report provides an overview on the performance of the Goldman Sachs Short Duration Tax-Free Fund during the one-year reporting period that ended October 31, 2004.Performance Review Over the one-year period that ended October 31, 2004, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 1.25%, 0.64%, 0.49%, 1.75%, and 1.15%, respectively. These returns compare to the 1.74% cumulative total return of the Fund’s benchmark, the Lehman Brothers 1-3 Year Municipal Bond Index, over the same time period.*The Fund’s performance relative to its benchmark was mixed, with solid performance driven by the portfolio’s exposure to Health Care, Special Tax, and Electric Utility securities. Additionally, during a substantial portion of the reporting period, the Fund held securities in general with higher credit ratings than the securities in the benchmark. This strategy proved to be a modest drag on performance. However, given the potential for volatility in the short end of the yield curve due to the potential for additional interest rate hikes by the Federal Reserve Board, we believed a defensive posture, driven by high credit quality, was a prudent strategy. In concert with higher credit quality, the Fund’s duration was managed approximately 0.10 years shorter than that of the benchmark. This positioning produced mixed results. While it enhanced returns when rates rose sharply in the second quarter of 2004, it detracted somewhat from performance when yields declined in response to a soft patch in economic activity and a jump in oil prices.Municipal Market Performance The municipal market posted positive absolute returns during the reporting period, as modestly lower supply was generally met with broad-based demand from institutional, insurance, and retail investors. The positive backdrop of robust demand and declining supply helped the municipal market hold up relatively well during the reporting period, particularly during periods of interest rate volatility.For the 12 months ended October 31, 2004, new issuance was $359 billion, or 8% below the prior year’s record pace of $389 billion. While demand was solid overall during the period, the retail interest ebbed and flowed with the direction of interest rates. Retail investors were predictably unenthused by lower interest rates and remained on the sidelines during portions of the first and third quarters of 2004. Conversely, given their bias for yield, income-focused retail investors were quick to support the tax-exempt market during interest rate spikes. This helped municipal securities to generally outperform other fixed income sectors during periods of broader market weakness. Despite the devastating hurricane season, property and casualty insurance companies continued to be a consistent source of demand, easily replacing the retail market’s periodic absence. During the reporting period, short-term yields increased as much*Unlike the Fund’s total return, the Index’s performance does not reflect any deduction for fees or expenses.2

P O R T F O L I O R E S U LT Sas 83 basis points. For maturities longer than eight years, yields declined as much as 27 basis points, with the bulk of the rally occurring in the 15-20 year portion of the yield curve. Looking at the fiscal year as a whole, the yield curve flattened, with the spread between 2-and 30-year AAA municipals declining from 351 to 265 basis points over the period. Investment ObjectiveThe Fund seeks a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.Portfolio Composition The Fund maintained an overall credit quality in the AAA-/AA+ range and portfolio duration was managed between 1.9 and 2.4 years during the reporting period. We believe the Fund continues to be well diversified in terms of sectors, issuers, and geographic location. The portfolio is comprised of a mix of general obligation bonds (GOs), those backed by real estate and income taxes, and revenue bonds, which are backed by money received from services, sales tax, and user fees. Within the GO sector, the Fund has exposure to bonds issued by a variety of state and local governments. Within the revenue sector, the Fund has bonds issued by municipalities that provide essential services, such as Water and Sewer, Education, and Transportation. The Fund’s largest sub-sector allocations were in Primary Health Care, Special Tax, and Electric Utility securities. The Fund is nationally diversified with over 250 positions from 44 states/territories. As of October 31, 2004, the top five state allocations were in California, New York, Virginia, Pennsylvania and Maryland. Additionally, the Fund had no exposure to securities subject to the Alternative Minimum Tax (AMT) during the reporting period. At the end of the Fund’s fiscal year, its largest sector weights were in revenue and insured revenue bonds, followed by general obligation bonds. Portfolio Highlights We continue to favor a “modified barbell” maturity distribution relative to the benchmark. With a traditional barbell strategy, we would focus the portfolio on the short and long end of the yield curve. In contrast, with a modified barbell, we also look for select opportunities in the 5-10 year segment of the yield curve. We believe this broader term structure captured additional yield afforded by the persistently steep municipal yield curve. In addition to yield enhancement opportunities, we believe a broader maturity distribution is advantageous from a total return perspective, as we believe it expands the Fund’s ability to take advantage of market opportunities.We thank you for your investment and look forward to your continued confidence.Goldman Sachs U.S. Fixed Income-Municipal Investment Management TeamNovember 12, 20043

FUND BASICS

Short Duration Tax-Free Fund

as of October 31, 2004

Assets Under Management

$620.7 Million

NASDAQ SYMBOLS

Class A Shares

GSDTX

Class B Shares

GSDBX

Class C Shares

GSTCX

Institutional Shares

GSDUX

Service Shares

GSFSX

PERFORMANCE REVIEW

November 1, 2003–October 31, 2004	Fund Total Return (based on NAV)[1]	Lehman Brothers 1–3 Year Muni Bond Index[2]	30-Day Taxable Equivalent Yield[3]	30-Day Standardized Yield[4]
Class A	1.25%	1.74%	3.12%	2.03%
Class B	0.64	1.74	2.28	1.48
Class C	0.49	1.74	2.05	1.33
Institutional	1.75	1.74	3.80	2.47
Service	1.15	1.74	3.03	1.97

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Lehman Brothers 1-3 Year Municipal Bond Index, an unmanaged index, represents investment grade municipal bonds with maturities greater than one year and less than 4 years, and does not reflect any deduction for fees, expenses or taxes.

[3] The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2004 federal income tax rate of 35%.

[4] The 30-Day Standardized Yield of the class of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the class of the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the class of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the class of the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[5]

For the period ended 9/30/04	Class A	Class B	Class C	Institutional	Service
One Year	-1.27%	-1.90%	-1.05%	1.11%	0.60%
Five Years	3.25	3.02	2.89	4.06	3.56
Ten Years	N/A	N/A	N/A	4.27	3.75
Since Inception	3.48 (5/1/97)	3.12 (5/1/97)	2.83 (8/15/97)	4.15 (10/1/92)	3.75 (9/20/94)

[5] The Standardized Total Returns are average annual total returns or cumulative returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 2% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (2% maximum declining to 0% after three years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on taxable Fund distributions or the redemption of Fund shares.

4

F U N D B A S I C S S E C T O R A L L O C AT I O N A S O F 1 0 / 3 1 / 0 4† Percentage of Portfolio Investments†The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%.5

P O R T F O L I O R E S U LT SMunicipal Income FundDear Shareholder, This report provides an overview on the performance of the Goldman Sachs Municipal Income Fund during the one-yearreporting period that ended October 31, 2004.Performance Review Over the one-year period that ended October 31, 2004, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 6.09%, 5.30%, 5.30%, 6.52%, and 5.95%, respectively. These returns compare to the 6.03% cumulative total return of the Fund’s benchmark, the Lehman Brothers Aggregate Municipal Bond Index, over the same time period.*The Fund’s performance relative to its benchmark was mixed, with solid performance driven by the portfolio’s exposure to Health Care, Electric Utility, and Special Tax securities. Additionally, the portfolio benefited from a tactical focus on BBB rated securities. Lower credit quality securities outperformed their higher rated counterparts, as they rallied back from historically wide spreads in the midst of economic growth and expanding investor risk tolerances. Modest exposure to Airline-related debt detracted from portfolio returns, as the industry contended with ongoing solvency issues, exacerbated by a surge in fuel prices. Municipal Market Performance The municipal market posted positive absolute returns during the reporting period, as modestly lower supply was generally met with broad-based demand from institutional, insurance, and retail investors. The positive backdrop of robust demand and declining supply helped the municipal market hold up relatively well during the reporting period, particularly during periods of interest rate volatility.For the 12 months ended October 31, 2004, new issuance was $359 billion, or 8% below the prior year’s record pace of $389 billion. While demand was solid overall during the period, the retail interest ebbed and flowed with the direction of interest rates. Retail investors were predictably unenthused by lower interest rates and remained on the sidelines during portions of the first and third quarters of 2004. Conversely, given their bias for yield, income-focused retail investors were quick to support the tax-exempt market during interest rate spikes. This helped municipal securities to generally outperform other fixed income sectors during periods of broader market weakness. Despite the devastating hurricane season, property and casualty insurance companies continued to be a consistent source of demand, easily replacing the retail market’s periodic absence. During the reporting period, short-term yields increased as much as 83 basis points. For maturities longer than eight years, yields declined as much as 27 basis points, with the bulk of the rally occurring in the 15-20 year portion of the yield curve. Looking at the fiscal year as a whole, the yield curve flattened, with the spread between 2- and 30-year AAA municipals declining from 351 to 265 basis points over the period. *Unlike the Fund’s total return, the Index’s performance does not reflect any deduction for fees or expenses.6

PORTFOLIO RESULTS

Investment Objective

The Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

Portfolio Composition

During the fiscal year, the Fund maintained an overall credit quality of AA and its duration was in a fairly narrow range between 7.2 and 7.8 years. We believe the Fund continues to be well-diversified in terms of sectors, issuers, and geographic location. The portfolio is comprised of a mix of general obligation bonds (GOs); those that are backed by real estate and income taxes, and revenue bonds, which are backed by money received from services, sales tax, and user fees. Within the GO sector, the Fund has exposure to bonds issued by a variety of state and local governments. Within the revenue sector, the portfolio has bonds issued by municipalities that provide essential services, such as Water and Sewer, Education, and Transportation. In addition to holding the majority of the portfolio in high quality securities, we continually seek to identify opportunities to enhance yield and lower portfolio volatility by investing in select BBB securities. The Fund is nationally diversified, with over 170 individual positions and 40 states/territories represented in the portfolio. As of October 31, 2004, the top five state allocations were in California, Illinois, Texas, Washington, and New York.

At the end of the Fund's fiscal year, its largest sector weights were in revenue bonds, followed by insured revenue bonds and pre-refunded bonds.

Portfolio Highlights

The Fund's overweight to BBB rated securities was a primary driver of returns during the reporting period. We employ a disciplined "bottom up" credit selection process, drawing upon the resources of a dedicated municipal credit research department. Our recent focus has been on Primary Care Hospitals and Electric Utilities. In each instance, we increased exposure to securities where we anticipated tighter spreads, driven by improving balance sheets, liquidity, and investor demand. Term structure is another area that we look to take advantage of by positioning the Fund to benefit from persistent yield curve steepness and what we consider to be pockets of value. During the last two months of the reporting period, we reduced the Fund's exposure to BBB rated securities from 25% to 20%. This was done as we felt that BBB bonds were fully priced and offered limited upside potential.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income–Municipal Investment Management Team

November 12, 2004

7

FUND BASICS

Municipal Income Fund

as of October 31, 2004

Assets Under Management

$260.0 Million

NASDAQ SYMBOLS

Class A Shares

GSMIX

Class B Shares

GSMBX

Class C Shares

GSMUX

Institutional Shares

GSMTX

Service Shares

GSMEX

PERFORMANCE REVIEW

November 1, 2003–October 31, 2004	Fund Total Return (based on NAV)[1]	Lehman Brothers Aggregate Municipal Bond Index[2]	30-Day Taxable Equivalent Yield[3]	30-Day Standardized Yield[4]
Class A	6.09%	6.03%	5.66%	3.68%
Class B	5.30	6.03	4.78	3.11
Class C	5.30	6.03	4.78	3.11
Institutional	6.52	6.03	6.55	4.26
Service	5.95	6.03	5.78	3.76

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes.

[3] The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2004 federal income tax rate of 35%.

[4] The 30-Day Standardized Yield of the class of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the class of the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the class of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the class of the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[5]

For the period ended 9/30/04	Class A	Class B	Class C	Institutional	Service
One Year	0.00%	-1.25%	2.89%	5.12%	4.57%
Five Years	5.22	5.01	5.40	6.62	6.17
Ten Years	5.74	N/A	N/A	N/A	6.20[6]
Since Inception	5.10 (7/20/93)	5.09 (5/1/96)	4.48 (8/15/97)	5.66 (8/15/97)	5.50[6] (7/20/93)

[5] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

[6] Performance data for Service Shares prior to 8/15/97 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares in the Fund reflects the expenses applicable to the Fund's Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on taxable Fund distributions or the redemption of Fund shares.

8

FUND BASICS

SECTOR ALLOCATION AS OF 10/31/04†

Percentage of Portfolio Investments


50%
40%
30%
20%
10%
0%
40.4%
39.7%
7.3%
6.1%
3.0%
2.3%
1.3%
Revenue Bonds
Insured Revenue Bonds
Pre-Refunded
Insured General Obligations
Escrow to Maturity
General Obligations
Variable Rate Demand Notes

† The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%.

9

P O R T F O L I O R E S U LT SHigh Yield Municipal FundDear Shareholder, This report provides an overview on the performance of the Goldman Sachs High Yield Municipal Fund during the one-year reporting period that ended October 31, 2004.Performance Review Over the one-year period that ended October 31, 2004, the Fund’s Class A, B, C, andInstitutional Shares generated cumulative total returns, without sales charges, of 7.40%, 6.60%, 6.60%, and 7.93%, respectively. These returns compare to the 9.86% and 6.03% cumulative total returns of the Fund’s benchmarks, the Lehman Brothers High Yield Municipal Bond Index and the Lehman Brothers Aggregate Municipal Bond Index, respectively, over the same time period.*The Fund employs the use of two benchmarks for risk management and performance attribution purposes. In the most recent reporting period, lower credit quality securities outperformed their higher quality counterparts, as they continued to rally back from historically wide spreads. Therefore, the Fund’s higher relative quality bias relative to the Lehman Brothers High Yield Municipal Bond Index detracted from results. Somewhat countering this was the Fund’s overweight exposure to several sub-sectors that generated strong results.Strategically, the Fund seeks value throughout the credit spectrum, which frequently entails sizable exposure to BBB rated securities. These positions, as well as other investment grade securities, are not contained within the Lehman Brothers High Yield Municipal Bond Index and may lead to periods of relative under or outperformance. We continue to find value and improved liquidity in the BBB rated market segment.Municipal Market Performance With volatility and yields at historically low levels, risk-tolerant investors were drawn to the high yield municipal sector, searching for income and anticipating that improved economic conditions would translate into better high yield market fundamentals. Over the fiscal year, robust investor demand drove high yield credit spreads 54 basis points lower to 307 basis points. High yield municipal credit spreads represent the difference in yields between the Lehman Brothers High Yield Municipal Bond Index and the Lehman Brothers Aggregate Municipal Bond Index. At 307 basis points, municipal credit spreads ended the period comfortably above their 252 basis point historical average. In addition to broad-based demand, the high yield municipal market benefited from a modest decline in supply from 2003’s record level. The positive technical backdrop of robust demand and declining supply helped the market to hold up relatively well during the period, particularly during periods of interest rate volatility. *Unlike the Fund’s total return, the Index’s performance does not reflect any deduction for fees or expenses. 10

P O R T F O L I O R E S U LT S During the second quarter of 2004, bond market sentiment shifted in response to a series of stronger-than-expected employment reports and signals that inflation had bottomed. Interest rates subsequently rose sharply higher, with the yield on the 10-year AAA rated municipal bond jumping from 3.14% in mid-March to 4.23% one month later. On June 30, 2004, the Federal Reserve Board initiated the first in an ongoing series of “measured” interest rate hikes. These have been largely viewed as a reduction of policy accommodation towards a more neutral stance, rather than a response to inflationary growth. Investment Objective The Fund seeks a high level of current income that is exempt from regular federal income tax and may also consider the potential for capital appreciation. Portfolio Composition During the reporting period, the Fund maintained an overall credit quality of BBB and its duration was between 7.6 and 8.1 years. We continue to focus on security selection and sector allocation as the key drivers of performance. Over the period, the portfolio’s largest sector weights were in Special Assessment, Primary Care Hospitals, Electric Utility, Airlines, and Tobacco securities. The Fund’s exposure to these areas of the market enhanced results during the fiscal year. The Fund continues to be well-diversified in terms of issuers and geographic distribution, with over 630 individual securities and 45 states/territories represented in the portfolio. As of October 31, 2004, the top five state allocations were in Florida, California, Texas, Pennsylvania and Oklahoma. At the end of the Fund’s fiscal year, its largest sector weights were in revenue bonds, followed by insured revenue bonds and general obligation bonds. Portfolio Highlights The Fund focuses on generating superior risk adjusted returns on an after-tax basis. While overall supply declined during the fiscal year, new issuance was more diverse, as tighter spreads have enabled a broader array of issuers to tap into the high yield municipal market. In this environment, the portfolio broadened its issuer representation, as well as added exposure to what we feel are well-structured Health Care and Special (land) Assessment opportunities. We endeavor to minimize negative credit events by generally avoiding the riskiest sub-sectors of the market, such as multi-family housing, nursing homes, and industrial development bonds. We believe our risk managed approach aided performance during periods of marketvolatility.We thank you for your investment and look forward to your continued confidence.Goldman Sachs U.S. Fixed Income-Municipal Investment Management TeamNovember 12, 2004 11

FUND BASICS

High Yield Municipal Fund

as of October 31, 2004

Assets Under Management

$3.1 Billion

NASDAQ SYMBOLS

Class A Shares

GHYAX

Class B Shares

GHYBX

Class C Shares

GHYCX

Institutional Shares

GHYIX

PERFORMANCE REVIEW

November 1, 2003–October 31, 2004	Fund Total Return (based on NAV)[1]	Lehman Brothers High Yield Municipal Bond Index[2]	Lehman Brothers Aggregate Municipal Bond Index[3]	30-Day Taxable Equivalent Yield[4]	30-Day Standardized Yield[5]
Class A	7.40%	9.86%	6.03%	7.31%	4.75%
Class B	6.60	9.86	6.03	6.49	4.22
Class C	6.60	9.86	6.03	6.49	4.22
Institutional	7.93	9.86	6.03	8.26	5.37

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year. The Index does not include any deduction for fees, expenses or taxes.

[3] The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index does not reflect any deduction for fees, expenses or taxes.

[4] The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2004 federal income tax rate of 35%.

[5] The 30-Day Standardized Yield of the class of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the class of the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the class of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the class of the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[6]

For the period ended 9/30/04	Class A	Class B	Class C	Institutional
One Year	2.28%	1.08%	5.25%	7.52%
Since Inception (4/3/00)	6.42	6.27	6.71	7.94

[6] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on taxable Fund distributions or the redemption of Fund shares.

12

F U N D B A S I C S S E C T O R A L L O C AT I O N A S O F 1 0 / 3 1 / 0 4 † Percentage of Portfolio Investments† The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%. 13

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Performance Summary

October 31, 2004

The following graph shows the value as of October 31, 2004, of a $10,000 investment made on October 1, 1992 (commencement of operations) in the Institutional Shares of the Goldman Sachs Short Duration Tax-Free Fund. For comparative purposes, the performance of the Fund’s benchmark, the Lehman Brothers 1-3 Year Municipal Bond Index (“Lehman 1-3 Year Muni Bond Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares. Performance of Class A, Class B, Class C and Service Shares will vary from the Institutional Shares due to differences in fees and loads. In addition to the investment adviser’s decision regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

Short Duration Tax-Free Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested October 1, 1992 to October 31, 2004.

Average Annual Total Return Through October 31, 2004	Since Inception	Ten Years	Five Years	One Year

Class A (commenced May 1, 1997)
Excluding sales charges	3.73%	n/a	3.73%	1.25%
Including sales charges	3.46%	n/a	3.32%	-0.75%

Class B (commenced May 1, 1997)
Excluding contingent deferred sales charges	3.10%	n/a	3.10%	0.64%
Including contingent deferred sales charges	3.10%	n/a	3.10%	-1.37%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	2.81%	n/a	2.96%	0.49%
Including contingent deferred sales charges	2.81%	n/a	2.96%	-0.52%

Institutional Class (commenced October 1, 1992)	4.14%	4.33%	4.15%	1.75%

Service Class (commenced September 20, 1994)	3.73%	3.81%	3.64%	1.15%

(a)	The Fund’s benchmark, the Lehman Brothers 1-3 Year Municipal Bond Index, commenced on July 1, 1993. Because the new benchmark did not exist from October 1, 1992 (commencement of operations of the Fund) to July 1, 1993, the performance of the new benchmark during this period is represented by the performance of the Fund’s original benchmark, the Lehman Three-Year Municipal Bond Index.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 97.8%

Alabama – 1.1%
Alabama 21st Century Authority RB for Tobacco Settlement Revenue Series 2001 (A-/Baa1)
$2,135,000	5.25%	12/01/2005	$2,186,432
Birmingham Jefferson Alabama Civic Center Authority Special Tax Refunding Series 2002 A (FSA) (AAA/Aaa)
3,000,000	5.25	01/01/2007	3,208,440
Huntsville Alabama GO Bonds Warrants Series 1995 A (AA/Aa2)
1,635,000	6.25	02/01/2006	1,668,338

			$7,063,210

Alaska – 0.2%
North Slope Boro Alaska GO Bonds for Capital Appreciation Series 2003 A (MBIA) (AAA/Aaa)@
$1,200,000	0.00%	06/30/2005	$1,184,544

Arizona – 3.0%
Arizona State Transportation Board Excise Tax RB for Maricopa County Regional Area Road Fund Series 2001 (AA/Aa2)
$2,000,000	5.00%	07/01/2005	$2,041,160
Arizona State Transportation Board RB GANS Series 2001 (MBIA) (AAA/Aaa)
1,950,000	5.25	01/01/2006	2,024,607
Maricopa County Arizona Community College District GO Bonds Project Series 1994 C (AA/Aaa)
3,235,000	5.25	07/01/2005	3,306,655
Phoenix Arizona Civic Improvement Corp. Water System RB Junior Lien Series 1996 (AA/Aaa)^
2,150,000	5.90	07/01/2006	2,288,439
Salt River Agricultural Improvement & Power District Electric System RB for Salt River Project Series 2001 A (AA/Aa2)
2,000,000	5.25	01/01/2006	2,077,240
Salt River Agricultural Improvement & Power District Electric System RB for Salt River Project Unrefunded Balance Series 1993 C (AA/Aa2)
5,480,000	4.80	01/01/2007	5,808,800
University Medical Center Corp. Hospital RB Series 2004 (BBB+/A3)
500,000	5.00	07/01/2005	508,690
500,000	5.00	07/01/2006	519,785

			$18,575,376

Arkansas – 0.8%
Little Rock Arkansas School District GO Bonds for Little Rock School District Series 2001 C (FSA) (Aaa)
$1,565,000	5.00%	02/01/2009	$1,712,345
Springdale Arkansas Sales & Use Tax RB Series 2004 (MBIA) (Aaa)
3,000,000	4.00	07/01/2016	3,079,170

			$4,791,515

California – 14.9%
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2004 H (BBB+/Baa1)-
5,000,000	4.45	07/01/2011	5,153,450
California State Economic Recovery GO Bonds Series 2004 A (AA-/Aa3)
300,000	5.00	01/01/2009	328,209
California State Economic Recovery GO Bonds Series 2004 B (AA-/Aa3)-
20,000,000	5.00	07/01/2007	21,460,600
California State GO Bonds Refunded Series 1998 (A/A3)
1,100,000	6.00	02/01/2008	1,221,033
California State GO Bonds Series 2004 (A/A3)
5,000,000	4.00	02/01/2009	5,240,300
1,000,000	4.00	02/01/2010	1,046,410
California State GO Bonds Variable Purpose Series 2004 (A/A3)
2,000,000	2.50	04/01/2006	2,011,320
6,500,000	5.00	04/01/2011	7,161,050
Fremont California COPS Refining Project Series 2003 (AMBAC) (SPA – Dexia Credit Local) (AAA/Aaa)-
4,600,000	1.70	08/01/2005	4,598,896
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (A-/Baa1)
2,000,000	5.00	06/01/2010	2,164,080
Kings River Conservation District Revenue COPS for Partnership Peaking Project Series 2004 (Baa1)
1,000,000	5.00	05/01/2007	1,059,840
1,000,000	4.00	05/01/2008	1,041,040
Los Angeles California Waste Water System RB Series 2003 (FSA) (AAA/Aaa)
3,000,000	5.00	06/01/2007	3,232,050
Metropolitan Water District RB for Southern California Waterworks Refunded Balance Series 1996 C (AAA/Aa2)^
8,775,000	5.00	01/01/2007	9,348,095
Santa Clara County California Financing Authority Special Obligation RB Measure B Transportation Improvement Program Series 2003 (A2)
400,000	5.00	08/01/2005	409,472
Santa Clara Valley California Transportation Authority RB for Sales Tax Revenue Measure Series 2003 A (AMBAC) (AAA/Aaa)-
18,500,000	4.00	10/02/2006	19,240,740
Tobacco Securitization Authority RB for Southern California Tobacco Settlement Asset Backed Bonds Series 2002 A (BBB/Baa3)
6,625,000	5.25	06/01/2027	6,568,356
Truckee-Donner Public Utility District of California COPS Series A (ACA) (A)
1,000,000	3.50	01/01/2006	1,012,730

			$92,297,671

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Colorado – 1.0%
Colorado Department of Transportation RANS RB Series A (MBIA) (AAA/Aaa)
$1,000,000	5.50%	06/15/2006	$1,056,200
Eagle Bend Metropolitan District No. 2 GO Bonds Refunding & Improvement Series 2003 (Radian) (AA)
325,000	2.00	12/01/2004	325,003
420,000	3.00	12/01/2005	422,260
430,000	3.25	12/01/2006	438,854
440,000	3.50	12/01/2007	451,502
455,000	4.00	12/01/2008	475,147
480,000	4.00	12/01/2009	497,712
East Quincy Highlands Metropolitan District GO Bonds Series 2002 (LOC – U.S. Bank N.A.) (Aa2) -
2,350,000	2.25	12/01/2006	2,348,331

			$6,015,009

Connecticut – 1.8%
Connecticut State GO Bonds Series 2003 C (AA/Aa3)
$1,000,000	4.00%	05/01/2005	$1,010,880
Connecticut State GO Bonds Series 2003 G (MBIA) (AAA/Aaa)
5,000,000	4.00	03/15/2007	5,228,750
Connecticut State Special Obligation Rate Reduction RB Series 2004 A (AAA/Aaa)
4,760,000	5.00	12/30/2009	5,265,655

			$11,505,285

Florida – 3.6%
Escambia County Florida Health Facilities Authority RB Ascension Health Credit Series 2003 A (AA/Aa2)
$1,700,000	2.50%	11/15/2005	$1,704,488
Florida State Board of Education GO Bonds for Public Education Series 1998 B (AA+/Aa2)
2,000,000	6.00	06/01/2006	2,124,900
Florida State Board of Education Lottery RB Series 2002 C (MBIA) (AAA/Aaa)
5,085,000	5.25	01/01/2007	5,431,594
Leesburg Florida Hospital RB for Leesburg Regional Medical Center Project Series 2003 A (A/A3)
1,820,000	5.00	07/01/2008	1,928,381
Meadow Pointe II Community Development District RB for Capital Improvement Series 2004 (Baa3)
585,000	2.00	05/01/2005	582,947
300,000	2.00	05/01/2006	295,758
610,000	2.38	05/01/2007	600,746
625,000	2.80	05/01/2008	618,631
300,000	3.00	05/01/2009	294,417
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 B
1,500,000	5.00	05/01/2009	1,501,035
Miami Dade County Florida School Board COPS Series 2003 A (MBIA) (AAA/Aaa)-
6,000,000	5.00	08/01/2008	6,512,640
Tampa Palms Florida Open Space & Transportation Community Development District Revenue for Special Assessment Refunding Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
500,000	3.13	05/01/2009	510,015

			$22,105,552

Georgia – 3.4%
Atlanta Georgia GO Bonds Series 1994 A (AA-/Aa3)^
$1,000,000	6.13%	12/01/2004	$1,023,520
Atlanta Georgia RB for Airport and Marina Improvements Series 2000 A (FGIC) (AAA/Aaa)^
2,500,000	5.50	01/01/2010	2,849,000
Atlanta Georgia Refunding RB for Airport and Marina Improvements Series 2003 A (MBIA) (AAA/Aaa)
1,500,000	4.50	01/01/2005	1,506,315
Bartow County Georgia GO Bonds Sales Tax Series 2003 (MBIA) (AAA/Aaa)
4,000,000	5.00	02/01/2006	4,153,200
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
1,400,000	4.85	06/01/2009	1,421,742
Gwinnett County Georgia School District GO Bonds Refunding Series 2002 (AA+/Aaa)
1,835,000	4.50	02/01/2006	1,894,729
Hall County Georgia School District GO Bonds Series 1994 (AMBAC) (AAA/Aaa)^
1,500,000	6.70	12/01/2004	1,535,955
Newton County Georgia Water Revenue GO Bonds Series 2004 (MBIA) (Aaa)
1,000,000	3.00	07/01/2005	1,007,970
1,020,000	3.00	07/01/2006	1,037,738
South Georgia Governmental Services Authority RB for Telecommunications/Cable Project Series 2004 (FGIC) (AAA/Aaa)
2,485,000	3.00	01/01/2007	2,542,031
2,055,000	4.00	01/01/2008	2,166,668

			$21,138,868

Idaho – 0.5%
Boise-Kuna Idaho Irrigation District RB (AMBAC) (AAA/Aaa)
$2,750,000	5.00%	07/01/2006	$2,883,595

Illinois – 3.4%
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvements Series 2000 (XLCA) (AAA/Aaa)^
$4,610,000	5.65%	01/01/2011	$5,290,666
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
1,000,000	6.50	12/01/2006	1,077,100
Illinois Development Finance Authority RB for Revolving Fund Master Trust Series 2002 (Aaa)
2,500,000	5.00	03/01/2007	2,664,375

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Illinois – (continued)
Illinois Educational Facilities Authority RB for Loyola University Chicago Series 1991 A (ETM) (AAA)
$1,500,000	7.00%	07/01/2007	$1,646,460
Illinois Health Facilities Authority RB for University of Chicago Hospital & Health Series 2003 (MBIA) (AAA/Aaa)
1,400,000	4.00	08/15/2005	1,422,834
1,325,000	5.00	08/15/2006	1,385,685
Illinois Health Facilities Authority RB for Hospital Sisters Services Inc. Series 1998 A (MBIA) (Aaa)
4,375,000	5.25	06/01/2009	4,857,650
Illinois State GO Bonds First Series 2002 (MBIA) (AAA/Aaa)
2,000,000	5.00	07/01/2005	2,041,420
Metropolitan Pier and Exposition Authority Hospitality Facilities RB for McCormick Place Series 1996 (ETM) (AAA/Aaa)
500,000	5.75	07/01/2006	520,400

			$20,906,590

Indiana – 1.2%
Indiana Bond Bank RB Common School Fund Advance Purchase Funding Series 2001 (AMBAC) (AAA/Aaa)
$1,750,000	5.00%	02/01/2005	$1,763,615
Indiana Health Facilities Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
500,000	5.50	08/01/2006	514,440
Lawrenceburg Indiana PCRB for Indiana Michigan Power Co. Project Series 2003 F (BBB/Baa2)-
5,000,000	2.63	10/01/2006	4,989,300

			$7,267,355

Kansas – 0.7%
Burlington Kansas PCRB Refunding Kansas Gas & Electric Co. Project Series 2004 B (MBIA) (AAA/Aaa)-
$4,500,000	2.65%	06/01/2006	$4,509,630

Kentucky – 0.6%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)§
$1,775,000	0.00/5.25%	10/01/2007	$1,819,623
Kentucky State Property & Building Community RB for Project No. 74 Series 2002 (A+/Aa3)
2,000,000	5.25	02/01/2005	2,016,620

			$3,836,243

Louisiana – 0.6%
Jefferson Parish Hospital Service District No. 001 RB for West Jefferson Medical Center Series 1998 A (FSA) (AAA/Aaa)
$1,755,000	5.00%	01/01/2008	$1,895,839
Louisiana State GO Bonds Series 1998 A (AMBAC) (AAA/Aaa)
1,850,000	5.50	04/15/2005	1,880,691

			$3,776,530

Maine – 0.3%
Maine State COPS Series 2003 C (AA-)
1,000,000	3.50	06/01/2007	1,030,110
1,000,000	4.00	06/01/2008	1,051,370

			$2,081,480

Maryland – 3.8%
Anne Arundel County GO Bonds Series 2003 (AA+/Aa1)
$5,000,000	5.00%	03/01/2006	$5,204,150
Maryland State GO Bonds State & Local Facilities Loan 2nd Series 2001 (AAA/Aaa)
3,000,000	5.00	07/15/2005	3,067,260
15,000,000	5.25	03/01/2006	15,665,400

			$23,936,810

Massachusetts – 1.0%
Boston Massachusetts GO BANS Series 2002 A (SP-1+/MIG1)
$1,000,000	3.50%	02/01/2006	$1,018,700
Massachusetts State GO Bonds Consumer Loan Series 1996 A (MBIA) (AAA/Aaa)^
2,000,000	5.13	01/01/2006	2,093,720
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
2,000,000	5.25	07/01/2009	2,186,640
Massachusetts State Health & Educational Facilities Authority RB for Partners Healthcare Series 2003 E (AA-/Aa3)
700,000	3.00	07/01/2005	705,068

			$6,004,128

Michigan – 0.5%
Detroit Michigan GO Bonds Series 1995 (FGIC-TCRS) (AAA/Aaa)
$1,500,000	6.25%	04/01/2005	$1,527,180
University of Michigan RB Refunding General Series 2003 (AA+/Aaa)
1,500,000	4.00	04/01/2005	1,513,245

			$3,040,425

Minnesota – 3.5%
Dakota County Minnesota GO Bonds Series 2003 A (AA+/Aa1)
$1,895,000	5.00%	02/01/2007	$2,019,104
Duluth Minnesota Economic Development Authority Health Care Facilities RB for Benedictine Health Systems-Saint Mary’s Series 2004 (A-)
400,000	2.00	02/15/2005	399,776
400,000	4.50	02/15/2006	410,388
Minneapolis Minnesota Health Care Systems RB for Fairview Health Services Series 2002 B (MBIA) (AAA/Aaa)
1,430,000	5.13	05/15/2008	1,560,230

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Minnesota – (continued)
Minnesota State GO Bonds Refunding Series 2003 (AAA/Aa1)
$10,000,000	2.00%	08/01/2005	$10,013,900
6,000,000	4.50	08/01/2006	6,263,100
Minnesota State GO Bonds Series 1996 (AAA/Aa1)
1,000,000	5.50	05/01/2005	1,018,230

			$21,684,728

Mississippi – 0.9%
Mississippi State GO Bonds Refunding Series 1978 (ETM) (AAA/Aaa)
$5,230,000	6.20%	02/01/2008	$5,844,734

Missouri – 0.2%
Cameron Missouri IDA Health Facilities RB for Cameron Community Hospital Series 2000 (ACA) (A)
$980,000	5.88%	12/01/2006	$1,039,780

Montana – 0.2%
Forsyth Montana PCRB Refunding Portland General Series 1998-A (BBB+/Baa2)-
$1,000,000	5.20%	05/01/2009	$1,061,260

Nevada – 3.4%
Carson City Hospital RB for Carson-Tahoe Hospital Project Series 2002 (BBB+)
$725,000	5.25%	09/01/2005	$741,030
Clark County Airport RB Sub Lien Series 1998 A (MBIA) (AAA/Aaa)
1,250,000	6.00	07/01/2008	1,401,638
Clark County Nevada School District GO Bonds Refunding Series 2003 A (FGIC) (AAA/Aaa)
10,000,000	5.00	06/01/2006	10,466,700
Las Vegas Valley Nevada Water District GO Bonds Refunding Water & Improvement Series 2003 A (FGIC) (AAA/Aaa)
5,000,000	5.00	06/01/2005	5,090,600
Nevada Department of Business and Industry Capital Appreciation RB for Las Vegas Monorail Series 2000 (AMBAC) (AAA/Aaa)@
800,000	0.00	01/01/2007	756,400
Nevada State GO Bonds Series 1995 C (ETM) (AA/Aa2)
1,475,000	6.50	05/01/2005	1,509,190
Washoe County Gas and Water Facilities RB for Sierra Pacific Power Co. Series 1987 (AMBAC) (AAA/Aaa)
1,300,000	6.30	12/01/2014	1,324,505

			$21,290,063

New Hampshire – 0.4%
New Hampshire Health and Education Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (A-)
$490,000	3.00%	10/01/2006	$495,086
1,475,000	4.00	10/01/2008	1,537,879
New Hampshire Higher Educational and Health Facilities Authority RB for Frisbie Memorial Hospital Series 1993 (Baa1)
750,000	6.13	10/01/2013	759,758

			$2,792,723

New Jersey – 4.7%
Burlington Township School District GO Bonds Refunding Series 2004 (FGIC) (Aaa)
$1,245,000	5.00%	01/15/2009	$1,365,205
New Jersey Economic Development Authority RB for Market Transition Facility Series 2001 A (MBIA) (AAA/Aaa)
2,900,000	5.00	07/01/2005	2,960,842
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (BBB/Baa2)
3,750,000	5.00	06/15/2007	3,982,988
3,750,000	5.00	06/15/2008	4,027,912
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (SPA – Merrill Lynch Capital Services) (Baa1)
2,555,000	5.00	07/01/2005	2,599,253
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
335,000	5.00	07/01/2005	340,380
355,000	5.00	07/01/2006	369,342
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2004 C
1,300,000	5.00	07/01/2007	1,360,879
1,405,000	5.00	07/01/2008	1,478,734
New Jersey State Transit Corp. RB for Capital GANS Series 2000 B (AMBAC) (AAA/Aaa)
2,000,000	5.50	02/01/2005	2,018,080
New Jersey State Transportation Trust Fund Authority RB for Transportation Systems Series 1995 B (MBIA) (AAA/Aaa)^
2,000,000	5.75	06/15/2005	2,088,120
New Jersey State Turnpike Authority RB Series 2000 A Prerefunded (ETM) (MBIA) (AAA/Aaa)
630,000	5.50	01/01/2007	676,393
New Jersey State Turnpike Authority RB Series 2000 A Unrefunded Balance (MBIA) (AAA/Aaa)
4,520,000	5.50	01/01/2007	4,846,886
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
1,000,000	4.38	06/01/2019	995,380

			$29,110,394

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

New Mexico – 1.3%
Farmington PCRB for Public Service Co. San Juan Series 2003 A (BBB/Baa2)-
$2,700,000	2.10%	04/01/2006	$2,681,397
New Mexico State GO Bonds Capital Projects Series 2003 (AA+/Aa1)
3,350,000	5.00	03/01/2006	3,486,345
New Mexico State University RB Refunding & Improvement Series 2003 (FSA) (AAA/Aaa)
1,000,000	5.00	04/01/2008	1,088,070
University of New Mexico RB for FHA Insured Hospital Mortgage Series 2004 (FSA) (AAA/Aaa)
640,000	5.00	01/01/2009	696,749

			$7,952,561

New York – 8.9%
New York City Health & Hospital Corp. RB for Health System Series 2003 A (AMBAC) (AAA/Aaa)
$5,000,000	5.00%	02/15/2006	$5,192,200
New York City IDA Civic Facilities RB for Polytechnical University Project (BB+/Ba3)
200,000	5.10	11/01/2005	200,096
250,000	5.20	11/01/2007	248,770
New York GO Bonds Prerefunded Balance Series 1996 F (ETM) (A/A2)
920,000	7.00	02/01/2006	977,629
New York GO Bonds Refunding Series 1996 A (MBIA-IBC) (AAA/Aaa)
500,000	6.25	08/01/2008	542,570
New York GO Bonds Refunding Series 2002 C (A/A2)
2,500,000	5.25	08/01/2010	2,781,775
New York GO Bonds Series 1995 D (AAA/Aaa)^
1,500,000	6.00	02/15/2005	1,533,015
New York GO Bonds Unrefunded Balance Series 1996 F (A/A2)
1,080,000	7.00	02/01/2006	1,142,284
New York State Dormitory Authority Lease RB for Court Facilities Series 2003 A (A/A3)
4,090,000	5.00	05/15/2007	4,358,140
New York State Dormitory Authority RB for City University System Construction 4th Generation Series 2003 A (AA-/A3)
6,350,000	5.00	07/01/2007	6,803,517
New York State Dormitory Authority RB for City University System Construction 5th Generation Series 2003 A (AA-/A3)
1,250,000	5.00	01/01/2006	1,293,237
3,250,000	5.00	01/01/2007	3,443,050
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
250,000	4.00	05/01/2005	252,523
575,000	5.00	05/01/2006	595,269
460,000	5.00	05/01/2007	484,559
New York State Power Authority Revenue & General Purpose RB Series 1998 A (AA-/Aa2)
2,000,000	5.50	02/15/2006	2,092,360
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Series 2002 (AA-/A3)
2,000,000	5.00	04/01/2006	2,083,320
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 A (AA-)-
5,750,000	5.25	01/01/2009	6,287,568
New York State Urban Development Corp. RB Series 2002 A (AA-/A3)
1,000,000	5.00	01/01/2005	1,004,960
Orange County New York Industrial Development Agency Life Care Community RB for The Glen Arden Income Project Series 1994 (AAA)^
3,930,000	8.88	01/01/2005	4,051,712
Otsego County New York Industrial Development Agency Civic Facilities RB for Hartwick College Project Series 2002 A (Ba1)
610,000	4.75	07/01/2005	617,076
Saratoga County New York Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
285,000	3.00	12/01/2005	285,658
500,000	5.00	12/01/2007	531,905
Tobacco Settlement Financing Corp. RB Series 2003 B-1 (AA-/A3)
1,000,000	5.00	06/01/2010	1,083,630
Triborough Bridge & Tunnel Authority Revenues & General Purpose RB Series 1997 SR (ETM) (AA-/Aa3)
7,115,000	5.00	01/01/2007	7,341,826

			$55,228,649

North Carolina – 3.5%
North Carolina Eastern Municipal Power RB Refunding Series 1996 A (MBIA) (AAA/Aaa)
$2,000,000	6.00%	01/01/2006	$2,094,380
North Carolina Eastern Municipal Power RB Refunding Series 2003 C (BBB/Baa2)
1,190,000	5.00	01/01/2008	1,261,959
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/Baa1)
2,000,000	5.00	01/01/2005	2,008,700
North Carolina State GO Bonds for Public Improvement Series 2001 A (AAA/Aa1)
5,725,000	4.50	03/01/2007	6,050,123
North Carolina State GO Bonds Refunding Series 2003 D (AAA/Aa1)
10,000,000	4.00	02/01/2006	10,261,800

			$21,676,962

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Ohio – 2.1%
Cleveland Ohio City School District RANS RB Series 1997 (AMBAC) (AAA/Aaa)
$2,000,000	5.50%	06/01/2006	$2,108,160
Lakewood Ohio Hospital Improvement RB for Lakewood Hospital Association Series 2003 (A-/A2)
1,000,000	5.00	02/15/2006	1,027,880
Ohio Air Quality Development Authority RB for Ohio Edison Co. Pollution Control Project Series 1999 C (BB+/Baa2)-
1,000,000	5.80	12/01/2004	1,002,780
Ohio GO Bonds for Higher Educational Capital Facilities Series 2000 A (AA+/Aa1)
1,775,000	5.00	02/01/2007	1,889,630
Ohio State Air Quality Development Authority RB for Ohio Edison Project Series 1999 B (BBB-/Baa1)-
3,750,000	2.25	06/01/2005	3,726,337
Ohio State Common Schools GO Bonds Series 2003 (AA+/Aa1)
1,000,000	4.00	06/15/2005	1,013,350
Ohio State Water Development Authority RB for Refunding Water Development Pure Water (AMBAC) (AAA/Aaa)
1,000,000	5.00	06/01/2006	1,046,350
Ohio Water Development Authority RB for Safe Water Series 1997 (AMBAC) (AAA/Aaa)
1,000,000	5.25	12/01/2004	1,002,660

			$12,817,147

Oklahoma – 0.1%
Grand River Dam Authority RB Series 1993 (BBB+/A2)
$750,000	5.75%	06/01/2006	$789,615

Oregon – 0.5%
Marion County GO Bonds for School District No. 103C Woodburn Series 1995 A (FGIC) (AAA/Aaa)^
$3,100,000	5.65%	11/01/2005	$3,216,467

Pennsylvania – 5.1%
Delaware River Port Authority Pennsylvania & New Jersey RB Refunding Port District Project Series 2001 A (FSA) (AAA/Aaa)
$5,085,000	5.25%	01/01/2008	$5,564,109
Harrisburg Pennsylvania Authority RB for Pooled Bond Program Series 1996 I (MBIA) (AAA/Aaa)^
3,000,000	5.63	04/01/2006	3,214,110
Lycoming County Authority Hospital RB for Williamsport Hospital Obligation Group Series 1995 (CONNIE LEE) (AAA)
1,545,000	6.00	11/15/2005	1,570,956
Montgomery County Pennsylvania Higher Education & Health Authority Hospital RB for Abington Memorial Hospital RMKT-7/15/03 Series 1993 A (AMBAC) (AAA/Aaa)
1,985,000	6.00	06/01/2006	2,105,450
2,105,000	6.00	06/01/2007	2,302,681
2,230,000	6.00	06/01/2008	2,495,481
Pennsylvania GO Bonds First Series 2001 (AA/Aa2)
2,000,000	5.00	01/15/2005	2,012,640
1,000,000	5.00	01/15/2010	1,104,480
Pennsylvania GO Bonds Series 2002 (AA/Aa2)
2,000,000	5.00	02/01/2006	2,075,580
Pennsylvania Hills Township GO Bonds Series 1995 (AMBAC) (AAA/Aaa)
750,000	5.00	12/01/2006	774,270
Pennsylvania State Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
795,000	5.00	07/15/2008	844,234
1,000,000	5.00	07/15/2009	1,061,850
Pennsylvania State IDA RB for Economic Development Prerefunded Balance Series 1996 (ETM) (AMBAC) (AAA/Aaa)
815,000	6.00	07/01/2007	897,266
Pennsylvania State IDA RB for Economic Development Unrefunded Balance Series 1996 (AMBAC) (AAA/Aaa)
3,185,000	6.00	07/01/2007	3,502,131
Philadelphia Pennsylvania Gas Works RB for Eighteenth Series 2004 (AGC) (AAA/Aa1)
1,185,000	5.00	08/01/2008	1,283,604
Philadelphia Water and Wastewater RB Series 1999 (AMBAC) (AAA/Aaa)
750,000	5.00	12/15/2006	795,907

			$31,604,749

Puerto Rico – 4.0%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2003 C (MBIA) (AAA/Aaa)-
$5,000,000	5.00%	07/01/2008	$5,434,550
Puerto Rico Commonwealth GO Bonds Series 1993 (MBIA-IBC) (AAA/Aaa)
4,000,000	5.50	07/01/2008	4,445,360
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 A (A/Baa1)
3,000,000	5.00	07/01/2005	3,056,940
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2004 J (A/Baa1)
2,845,000	5.00	07/01/2006	2,971,290
Puerto Rico Public Buildings Authority RB GTD for Government Facilities Series 1997 B (ETM) (MBIA) (AAA/Aaa)
3,000,000	4.55	07/01/2005	3,053,520
Puerto Rico Public Finance Corp. RB Commonwealth Approp Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB+/Baa2)-
5,000,000	5.75	02/01/2012	5,639,600

			$24,601,260

Rhode Island – 1.2%
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing-Memorial Hospital Series 2003 (LOC-Fleet Bank) (AA-)
$1,560,000	4.00%	07/01/2006	$1,603,711
1,560,000	4.00	07/01/2007	1,618,609
1,540,000	4.00	07/01/2008	1,601,662

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Rhode Island – (continued)
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (BBB/Baa2)
$525,000	3.20%	09/15/2006	$523,950
485,000	4.00	09/15/2008	495,248
585,000	4.30	09/15/2009	595,823
610,000	4.50	09/15/2010	620,803
635,000	4.75	09/15/2011	646,182

			$7,705,988

South Carolina – 1.1%
South Carolina GO Bonds for Capital Improvement Series 2001 B (AAA/Aaa)
$1,000,000	5.50%	04/01/2005	$1,015,230
South Carolina Jobs Economic Development Authority Hospital Facilities RB for Palmetto Health Alliance Refunding Series 2003 A (BBB/Baa2)
290,000	4.25	08/01/2005	292,488
370,000	4.50	08/01/2006	379,287
South Carolina State GO Bonds for Capital Improvement Series 2003 C (AAA/Aaa)
3,000,000	4.00	01/01/2006	3,073,350
South Carolina State Public Service Authority RB Refunding Series 2002 D (FSA) (AAA/Aaa)
2,000,000	5.00	01/01/2009	2,198,020

			$6,958,375

Tennessee – 0.7%
Johnson City Health and Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2001 B (Baa2)-
$1,175,000	5.25%	07/01/2005	$1,178,501
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)¡-
2,250,000	13.05	10/01/2008	2,892,510
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)¡
320,000	13.05	09/01/2008	416,698

			$4,487,709

Texas – 3.7%
Arlington Texas Independent School District GO Bonds for Capital Appreciation Refunding Series 2003 (PSF-GTD) (Aaa)@
$1,500,000	0.00%	02/15/2005	$1,491,450
Austin Texas Water & Wastewater Systems RB Refunding Series 2002 A (AMBAC) (AAA/Aaa)
2,500,000	5.00	11/15/2004	2,502,625
Brazoria County Texas Health Facilities Development Corp. RB for Brazosport Memorial Hospital Series 2004 (Radian) (AA)
965,000	5.00	07/01/2007	1,025,940
1,065,000	5.00	07/01/2009	1,155,631
Fort Worth Texas Water & Sewer Revenue RB for Refunding & Improvement Series 1998 (AA/Aa2)
5,000,000	5.00	02/15/2007	5,324,950
Fort Worth Texas Water & Sewer Revenue RB for Refunding & Improvement Series 2003 (AA/Aa2)
4,000,000	5.00	02/15/2006	4,154,280
Harris County Texas Health Facilities Development Corp. RB for Christus Health Series 1999 A (MBIA) (AAA/Aaa)
3,000,000	5.25	07/01/2007	3,216,630
Odessa Texas Junior College District RB Refunding Series 1995 A (AAA/Aaa)^
1,905,000	8.13	06/01/2005	2,027,911
Sam Rayburn Texas Municipal Power Agency RB Refunding (Radian) (AA/Baa2)
2,000,000	5.00	10/01/2008	2,161,880

			$23,061,297

Utah – 1.1%
Utah Building Ownership Authority Lease RB for Capital Appreciation Series 1998 B (FSA) (AAA/Aaa)@
$2,000,000	0.00%	05/15/2005	$1,979,720
Utah County Utah Hospital RB for IHC Health Services Inc. Series 2002 (AA+/Aa1)
1,500,000	5.00	05/15/2005	1,525,110
Utah State GO Bonds Series 2002 A (AAA/Aaa)
3,000,000	5.00	07/01/2005	3,062,940

			$6,567,770

Virginia – 5.2%
Chesapeake Virginia Hospital Authority Facility RB for Refunding Chesapeake General Hospital Series 2004 A (A3)
$2,075,000	5.00%	07/01/2006	$2,150,904
2,425,000	5.00	07/01/2008	2,581,485
Fairfax County Virginia GO Bonds Series 2003 B (AAA/Aaa)
7,445,000	3.00	06/01/2007	7,642,441
Loudoun County GO Bonds for Public Improvement Series 2001 C (AA+/Aaa)
1,250,000	5.25	11/01/2006	1,330,313
Peninsula Ports Authority Virginia Coal Term RB Refunding for Dominion Term Association Project Series 2003 (BBB+/Baa1)-
2,750,000	3.30	10/01/2008	2,785,255
Virginia Beach GO Bonds for Public Improvement Refunding Series 2003 A (AA+/Aa1)
2,500,000	5.50	05/01/2008	2,773,350
Virginia Beach GO Bonds for Public Improvement Refunding Series 2003 B (AA+/Aa1)
2,960,000	5.50	05/01/2008	3,283,646
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2004 A (AA+/Aa1)
8,000,000	5.00	02/01/2009	8,776,800
Virginia Commonwealth Transportation Board RANS RB for Federal Highway Reimbursement Series 2000 (AA+/Aa2)
1,000,000	5.50	10/01/2006	1,064,510

			$32,388,704

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Washington – 1.6%
Clark County Washington School District No. 037 Vancouver GO Bonds Refunding Series 2003 B (Aa1)
$1,790,000	4.00%	06/01/2005	$1,811,892
Washington State Health Care Facilities Authority RB for Multicare Health Systems Series 1998 (MBIA) (Aaa)
2,000,000	5.00	08/15/2005	2,047,600
Washington State Public Power Supply RB Refunding Series 1997 A (AMBAC) (AAA/Aaa)
1,000,000	5.00	07/01/2006	1,047,740
Washington State Public Power Supply System Nuclear Project No. 2 RB Series 1990 C (MBIA-IBC) (AAA/Aaa)@
5,000,000	0.00	07/01/2005	4,932,700

			$9,839,932

West Virginia – 0.3%
West Virginia Higher Education Political Community RB for University Facilities Refunding Series 2003 A (MBIA) (AAA/Aaa)
$1,680,000	5.00%	04/01/2006	$1,748,074

Wisconsin – 1.4%
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 Prerefunded (ETM) (AMBAC) (AAA/Aaa)
$200,000	5.30%	10/01/2008	$214,050
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 Unrefunded Balance (AMBAC) (AAA/Aaa)
990,000	5.30	10/01/2008	1,054,508
Wisconsin GO Bonds Series 2000 A (AA-/Aa3)
2,000,000	5.50	05/01/2005	2,035,860
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare Inc. Project Series 2004 (BBB+)
665,000	4.00	05/01/2007	682,962
695,000	4.00	05/01/2008	710,929
715,000	4.00	05/01/2009	722,615
Wisconsin State Health & Educational Facilities Authority RB for Gundersen Lutheran Hospital Series 2003 A (FSA) (AAA/Aaa)
1,000,000	5.00	02/15/2007	1,062,450
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services Series 2003 A (A/A2)
500,000	4.00	08/15/2005	505,925
1,555,000	4.00	08/15/2006	1,593,471

			$8,582,770

Wyoming – 0.3%
Platte County PCRB for Basin Electric Power Series 1994 (AMBAC-TCRS) (AAA/Aaa)
$1,975,000	4.95	01/01/2006	$2,041,024

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $604,185,820)			$607,012,551

Other Municipals – 1.8%

MMA Financial CDD Senior Securitization Trust RB for Various States Bartram Springs Passthru Series 2003 B (LOC – Compass Bank) (A1)†-
$6,190,000	3.38%	11/01/2008	$6,234,692
Municipal Mortgage & Equity LLC RB for 1999 A Tax-Exempt MF Hsg. Certificates Series 1999†-
5,000,000	4.95	08/15/2005	5,031,350

TOTAL OTHER MUNICIPALS
(Cost $11,190,000)			$11,266,042

Short Term Investment# – 0.2%

Florida – 0.2%
Venice Health Care RB VRDN for Bon Secours Health System Series 2002 B (FSA) (AAA/Aaa)
$900,000	1.80%	11/04/2004	$900,000

TOTAL SHORT TERM INVESTMENT
(Cost $900,000)			$900,000

TOTAL INVESTMENTS – 99.8%
(Cost $616,275,820)			$619,178,593

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $11,266,042, which represents approximately 1.8% of net assets as of October 31, 2004.

¡	Inverse variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2004.

@	Security issued with a zero coupon. Income is recognized through the accretion of discount.

^	Prerefunded security. Maturity date disclosed is prerefunding date.

#	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2004.

-	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

§	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AGC	—	Insured by ACE Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—	Insured by American Municipal Bond Assurance Corp. – Transferable Custodial Receipts
BANS	—	Bond Anticipation Notes
CONNIE LEE	—	College Construction Loan Insurance Association
COPS	—	Certificates of Participation
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	—	Insured by Financial Guaranty Insurance Co. – Transferable Custodial Receipts
FHA	—	Federal Housing Administration
FSA	—	Insured by Financial Security Assurance Co.
GANS	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance – Insured Bond Certificates
MF Hsg	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
RMKT	—	Remarketed
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance

Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investor Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Performance Summary

October 31, 2004

The following graph shows the value as of October 31, 2004, of a $10,000 investment made on August 1, 1993 in Class A Shares (with the maximum sales charge of 4.5%) of the Goldman Sachs Municipal Income Fund. For comparative purposes, the performance of the Fund’s benchmark, the Lehman Brothers Aggregate Municipal Bond Index (“Lehman Aggregate Muni Bond Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads. In addition to the investment adviser’s decision regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

Municipal Income Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested August 1, 1993 to October 31, 2004.(a)

Average Annual Total Return through October 31, 2004	Since Inception	Ten Years	Five Years	One Year

Class A (commenced July 20, 1993)
Excluding sales charges	5.58%	6.53%	6.74%	6.09%
Including sales charges	5.15%	6.04%	5.76%	1.29%

Class B (commenced May 1, 1996)
Excluding contingent deferred sales charges	5.15%	n/a	5.93%	5.30%
Including contingent deferred sales charges	5.15%	n/a	5.54%	0.13%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	4.54%	n/a	5.93%	5.30%
Including contingent deferred sales charges	4.54%	n/a	5.93%	4.26%

Institutional Class (commenced August 15, 1997)	5.72%	n/a	7.15%	6.52%

Service Class (commenced August 15, 1997)	5.28%	n/a	6.69%	5.95%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following the commencement of operations.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 96.4%

Alaska – 2.3%
Alaska State Housing Finance Corp. RB for General Mortgage Series 1997 A (MBIA) (AAA/Aaa)
$2,000,000	6.00%	06/01/2027	$2,077,280
Alaska State Housing Finance Corp. RB Series 1999 A (MBIA) (AAA/Aaa)
2,490,000	6.00	06/01/2049	2,603,619
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (BBB/Baa3)
1,500,000	5.50	06/01/2029	1,261,995

			$5,942,894

Arizona – 3.8%
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (AAA/Aaa)
$3,410,000	5.75%	07/01/2018	$4,008,489
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
325,000	5.35	10/01/2022	314,343
Maricopa County MF Hsg. IDA RB for Place Five and Greenery Apartments Series 1996 A (ETM) (AAA)
1,200,000	5.85	01/01/2008	1,258,944
Maricopa County United School District No. 41 GO Bonds Series 1995 (FSA) (AAA/Aaa)
2,500,000	6.25	07/01/2015	2,807,300
Northern Arizona University RB Series 2003 (FGIC) (AAA/Aaa)
1,235,000	5.50	06/01/2025	1,369,232

			$9,758,308

Arkansas – 3.7%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB-/Baa3)
$4,000,000	7.25%	02/01/2020	$4,427,480
Paragould Sales and Use Tax RB Series 2001 (AMBAC) (AAA/Aaa)
1,000,000	5.10	06/01/2018	1,078,060
575,000	5.05	06/01/2021	580,727
Rogers Arkansas School District No. 030 GO Bonds Refunding Series 2003 A (AMBAC) (Aaa)
1,175,000	4.00	02/01/2011	1,218,087
University of Arkansas RB for Construction UAMS Campus Series 2004 B (MBIA) (Aaa)
1,000,000	5.00	11/01/2027	1,030,020
University of Arkansas RB for Fayetteville Campus Series 2002 (FGIC) (Aaa)
1,185,000	5.50	12/01/2017	1,349,893

			$9,684,267

California – 10.4%
Abag Finance Authority RB for Non-Profit Corp. San Diego Hospital Association Series 2001 A (BBB+/Baa1)
$1,000,000	6.13%	08/15/2020	$1,073,290
Abag Finance Authority RB for Non-Profit Corp. Sansum-Santa Barbara Series 2002 A (A)
1,500,000	5.50	04/01/2021	1,595,595
California Educational Facilities Authority RB for Lutheran University Series 2004 C (Baa1)
175,000	5.00	10/01/2024	178,063
California Infrastructure & Economic Development Bank Revenue RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
1,505,000	5.75	09/01/2023	1,710,312
California State Economic Recovery GO Bonds Series 2004 A (AA-/Aa3)
125,000	5.00	01/01/2009	136,754
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA–)¡
625,000	15.00	07/01/2008	850,544
940,000	16.82	07/01/2014	1,279,218
California State GO Bonds Variable Purpose Series 2004 (A/A3)
500,000	5.25	04/01/2029	523,955
1,000,000	5.25	04/01/2034	1,044,800
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aaa)
2,000,000	5.38	10/01/2019	2,210,920
California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002 (Baa3)
1,000,000	6.00	07/01/2022	1,055,490
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003-A-1 (BBB/Baa3)
1,225,000	6.75	06/01/2039	1,208,830
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003-A-3 (BBB/Baa3)
350,000	7.88	06/01/2042	376,275
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003-A-5 (BBB/Baa3)
650,000	7.88	06/01/2042	698,795
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (A-/Baa1)
9,000,000	5.50	06/01/2043	9,459,450
Kaweah Delta Health Care District RB (A3)
325,000	6.00	08/01/2034	348,614
Kings River Conservation District Revenue COPS for Partnership Peaking Project Series 2004 (Baa1)
300,000	5.00	05/01/2011	327,495
300,000	5.00	05/01/2012	326,586
185,000	5.00	05/01/2015	200,662
Palo Alto Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A (BBB)
955,000	5.25	09/02/2015	975,934
Placentia California COPS Improvement Project Series 2004
1,000,000	5.45	07/01/2025	1,001,590
Santa Clara County Financing Authority RB for Measure B Transportation Improvement Program Series 2003 (A2)
200,000	5.00	08/01/2005	204,736
Torrance California COPS Refunding & Public Improvement Project Series 2005 B (AMBAC) (AAA/Aaa)
310,000	5.25	06/01/2034	323,159

			$27,111,067

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments  (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Colorado – 1.0%
Aurora Centretech Metropolitan District GO Bonds Series 1998 C (LOC-BNP Paribas) (AA)-
$2,000,000	4.88%	12/01/2008	$2,110,880
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A/A2)
500,000	6.50	11/15/2031	550,660

			$2,661,540

Connecticut – 2.0%
Connecticut State GO Bonds Residual Certificates Series 2001 515 (Aa3)¡
$1,335,000	13.85%	12/15/2013	$1,991,379
Connecticut State Special Obligation RB Rate Reduction Series 2004 A (AAA/Aaa)
2,025,000	5.00	12/30/2008	2,227,055
Mashantucket Western Pequot Tribe RB Series 1996 A (ETM) (AAA/Aaa)†
1,000,000	6.50	09/01/2005	1,038,670

			$5,257,104

District of Columbia – 0.7%
District of Columbia Tobacco Settlement Financing Corp. Asset Backed RB Series 2001 (BBB/Baa3)
$840,000	6.25%	05/15/2024	$811,373
1,000,000	6.50	05/15/2033	944,370

			$1,755,743

Florida – 4.1%
Crossings at Fleming Island Community Development District RB for Special Assignment Series 2000 B (MBIA) (AAA/Aaa)
$1,765,000	5.80%	05/01/2016	$2,015,789
Diamond Hill Community Development District Revenue for Capital Improvement Series 2004
1,750,000	6.00	05/01/2034	1,758,348
Hollywood Community Redevelopment Agency RB for Beach CRA (Baa2)
300,000	5.63	03/01/2024	318,501
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
1,000,000	6.00	05/01/2035	1,004,460
Port Everglades Authority RB Series 1986 (ETM) (AAA/Aaa)
2,785,000	7.13	11/01/2016	3,494,590
St. Lucie West Services District Utilities RB Series 2004 (MBIA) (AAA/Aaa)
200,000	5.00	10/01/2038	205,680
Tampa Palms Open Space and Transportation Community Development District Revenue Special Assessment for Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
250,000	4.00	05/01/2013	261,237
1,400,000	4.50	05/01/2018	1,497,902

			$10,556,507

Georgia – 0.5%
Chatham County Georgia Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)
325,000	5.50	01/01/2034	337,123
Colquitt County GO Bonds for School District Sales Tax Series 2004 (AA+)
1,000,000	2.25	04/01/2009	971,170

			$1,308,293

Hawaii – 1.6%
Hawaii State Airport Systems RB Series 2000 B (AMT) (FGIC) (AAA/Aaa)
$3,500,000	6.63%	07/01/2017	$4,095,245

Illinois – 8.8%
Chicago Illinois GO Bonds and Refunding Project Series 2000 C (FGIC) (AAA/Aaa)
$1,000,000	5.50%	01/01/2019	$1,113,730
Chicago Illinois GO Bonds Series 2004 A (FSA) (AAA/Aaa)
825,000	5.00	01/01/2034	844,643
Chicago Illinois Ohare International Airport RB for General Airport 3rd Lien Series 2003 A-1 (XLCA) (AAA/Aaa)
490,000	5.25	01/01/2034	508,860
Chicago Illinois Tax Increment for Near South Redevelopment Project Series 2001 A (ACA) (A)
750,000	5.00	11/15/2011	797,948
1,250,000	6.25	11/15/2013	1,413,637
Chicago Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.50	12/01/2008	2,243,000
Chicago Midway Airport RB Series 1996 A (MBIA) (AAA/Aaa)
2,500,000	5.50	01/01/2010	2,684,825
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (A/A2)-
2,300,000	5.50	02/28/2014	2,407,548
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund – University Center Project Series 2002 (Baa2)
2,000,000	6.25	05/01/2030	2,052,940
1,500,000	6.25	05/01/2034	1,533,930
Illinois State GO First Series 2002 (MBIA) (AAA/Aaa)
3,000,000	5.38	07/01/2019	3,339,240
Lake County Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA) (AAA/Aaa)
2,725,000	9.00	11/01/2016	4,062,975

			$23,003,276

Indiana – 0.3%
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
$640,000	5.10%	01/15/2017	$671,834

Iowa – 0.4%
Tobacco Settlement Authority RB for Iowa Asset Backed Bonds Series 2001 B (BBB/Baa3)
$1,400,000	5.60%	06/01/2035	$1,161,412

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Kansas – 0.4%
Wichita Hospital RB for Refunding and Improvement Facilities Series 2001 III (A+)
$1,000,000	5.50%	11/15/2025	$1,038,850

Kentucky – 2.0%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)§
$3,250,000	0.00/6.00%	10/01/2018	$3,502,687
Nelson County Industrial Building RB for Mabex Universal Corp. Project Series 1995 (AMT) (LOC – LaSalle Bank N.A.) (Aa3)
500,000	6.50	04/01/2005	507,030
Russell RB Series 2000 PA 803 (RITES)¡
1,000,000	12.67	11/15/2005	1,121,270

			$5,130,987

Louisiana – 1.2%
Louisiana State Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
$1,000,000	5.25%	09/01/2015	$1,077,000
500,000	5.25	09/01/2016	535,450
New Orleans Levee District Public Improvement RB Series 1995 (FSA) (AAA/Aaa)
1,515,000	5.95	11/01/2015	1,622,444

			$3,234,894

Maryland – 2.3%
Anne Arundel County Special Obligation RB for Aundel Mills Project Series 2004 (AA+/Aa1)
$1,500,000	5.13%	07/01/2029	$1,570,830
Frederick County Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (AA)
500,000	5.60	07/01/2020	554,780
1,000,000	5.70	07/01/2029	1,084,620
Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES)¡
575,000	12.94	05/01/2014	858,119
Maryland State Health and Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001 (Baa1)
500,000	5.50	06/01/2032	515,765
Maryland State Health and Higher Educational Facilities Authority RB for Medstar Health Series 2004 (BBB/Baa2)
500,000	5.38	08/15/2024	510,210
750,000	5.50	08/15/2033	765,502

			$5,859,826

Massachusetts – 2.7%
Massachusetts State GO Bonds Series 1996 D (AMBAC) (AAA/Aaa)
$3,000,000	4.50%	11/01/2015	$3,057,300
Massachusetts State Health and Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
3,750,000	5.25	07/01/2012	4,048,162

			$7,105,462

Michigan – 1.3%
Michigan Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA) (AAA/Aaa)^
2,000,000	6.13	11/15/2009	2,334,720
Pontiac Tax Increment Finance Authority RB for Tax Increment Development Area No. 3 Series 2002 (ACA) (A)
1,000,000	5.38	06/01/2017	1,061,870

			$3,396,590

Mississippi – 0.8%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB/Ba1)
$1,950,000	5.88%	04/01/2022	$1,962,148

Missouri – 1.4%
Cameron IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA) (A)
$1,800,000	6.25%	12/01/2021	$1,950,300
Missouri State Environmental Improvement & Energy Resource Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
515,000	4.00	01/02/2012	521,067
Missouri State Health and Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aaa)
1,000,000	5.50	12/01/2015	1,125,170

			$3,596,537

Montana – 0.4%
Forsyth Montana PCRB Refunding Portland Gen-A (BBB+/Baa2)-
$1,000,000	5.20%	05/01/2009	$1,061,260

Nevada – 3.2%
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)-
$765,000	5.45%	03/01/2013	$820,049
Las Vegas New Convention and Visitors Authority RB Series 1999 (AMBAC) (AAA/Aaa)
2,500,000	6.00	07/01/2014	2,864,850
Nevada Department of Business and Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
2,500,000	5.63	01/01/2032	2,715,450
Washoe County GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa)^
1,585,000	6.38	01/01/2010	1,858,793

			$8,259,142

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments  (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

New Hampshire – 0.9%
New Hampshire Health and Educational Facilities Authority RB for Healthcare Systems Covenant Health Series 2002 (A-)
$500,000	6.00%	07/01/2022	$535,130
New Hampshire Health and Educational Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (Radian) (AA)
100,000	5.00	10/01/2013	108,950
200,000	5.00	10/01/2015	216,316
100,000	5.00	10/01/2018	105,142
New Hampshire Higher Educational and Health Facilities Authority RB for Frisbie Memorial Hospital Series 1993 (Baa1)
1,250,000	6.13	10/01/2013	1,266,262

			$2,231,800

New Jersey – 3.1%
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (Radian) (AA)
$1,085,000	5.50%	06/15/2016	$1,217,522
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center Healthcare Series 2002 (BBB-/Baa3)
500,000	6.50	07/01/2021	532,790
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
625,000	5.25	07/01/2032	629,800
New Jersey State Transportation Trust Fund Authority RB for Transportation System Series 2003 C (A+/A1)
2,000,000	5.50	06/15/2019	2,259,380
1,000,000	5.50	06/15/2024	1,103,290
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa3)
2,370,000	6.00	06/01/2037	2,094,440
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
300,000	6.75	06/01/2039	294,093

			$8,131,315

New Mexico – 2.6%
Farmington PCRB for Southern California Edison Co. Series 1993 A (MBIA) (AAA/Aaa)
$3,000,000	5.88%	06/01/2023	$3,040,560
Farmington PCRB Public Service Co. New Mexico Series 1997 D (BBB/Baa2)
3,530,000	6.38	04/01/2022	3,791,679

			$6,832,239

New York – 5.0%
Metropolitan Transportation Authority RB Series 2002 PA 1027 (RITES) (AMBAC)¡
$1,000,000	9.60%	11/15/2015	$1,283,000
New York City GO Bonds Prerefunded Series 1996 G (A/A2)^
2,205,000	5.75	02/01/2006	2,341,710
New York City GO Bonds Unrefunded Balance Series 1996 G (A/A2)
1,695,000	5.75	02/01/2014	1,790,547
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
1,250,000	6.00	11/01/2020	1,175,813
New York City Transitional Finance Authority VRDN RB Series 2002 PA 1043 (RITES) (AA+)¡
1,000,000	8.66	11/01/2026	1,264,980
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AAA/Aaa)
1,500,000	5.50	11/01/2014	1,754,820
Sales Tax Asset Receivable RB Series 2004 A (AMBAC) (AAA/Aaa)
600,000	5.00	10/15/2032	620,652
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-/A3)
2,600,000	5.50	06/01/2019	2,881,476

			$13,112,998

North Carolina – 2.2%
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
$500,000	5.38%	01/01/2016	$537,080
850,000	5.38	01/01/2017	914,251
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
600,000	5.13	01/01/2023	613,062
North Carolina Medical Care Community Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AAA/Aaa)
3,000,000	5.50	11/01/2025	3,262,680
North Carolina Municipal Power Agency RB No. 1 Catawba Electric RB Series 2003 A (BBB+/Baa1)
450,000	5.50	01/01/2013	498,002

			$5,825,075

North Dakota – 0.8%
Mercer County PCRB for Basin Electric and Power Series 1995-2 (AMBAC) (AAA/Aaa)
$2,000,000	6.05%	01/01/2019	$2,053,760

Ohio – 1.2%
Cleveland Cuyahoga County Port Authority RB for Rock and Roll Hall of Fame Series 1997 (ETM)
$600,000	5.45%	12/01/2005	$622,476
Ohio Air Quality Development Authority PCRB for Ohio Edison Co. Series 1999 C (BB+/Baa2)-
2,500,000	5.80	12/01/2004	2,506,950

			$3,129,426

Oregon – 0.8%
Klamath Falls Intermediate Community Hospital Authority RB for Merle West Medical Center Project Series 2002 (BBB)
$2,000,000	6.13%	09/01/2022	$2,105,260

The accompanying notes are an integral part of these financial statements.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, Goldman Sachs Asset Management, L.P. and other units of the Investment Management Division of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $410.1 billion in assets under management as of September 30, 2004 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.


INTERNATIONAL EQUITY
DOMESTIC EQUITY
FIXED INCOME
MONEY MARKET
Higher Risk/Return
Lower Risk/Return
ASSET ALLOCATION PORTFOLIOS
SPECIALTY

International Equity Funds

- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds

- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund

Specialty Funds

- Tollkeeper Fund℠
- CORE℠ Tax-Managed Equity Fund
- Real Estate Securities Fund

Asset Allocation Funds

- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds

- Emerging Markets Debt Fund
- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Investment Grade Credit Fund
- Core Fixed Income Fund
- U.S. Mortgages Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund
- Enhanced Income Fund

Money Market Funds[1]

[1] An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The Goldman Sachs Research Select Fund℠, Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES
Ashok N. Bakhru, *Chairman*
John P. Coblentz, Jr.
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

OFFICERS
Kaysie P. Uniacke, *President*
James A. Fitzpatrick, *Vice President*
James A. McNamara, *Vice President*
John M. Perlowski, *Treasurer*
Howard B. Surloff, *Secretary*

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

Visit our Web site at www.gs.com/funds to obtain the most recent month-end returns.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("the Commission") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the Commission's website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Under normal conditions, the Goldman Sachs Short Duration Tax-Free Fund will invest at least 80% of its net assets in tax-exempt securities. Although it does not expect to do so, the Fund may invest up to 20% of its net assets in private activity bonds that may subject certain investors to the federal alternative minimum tax. Investment income may be subject to state income taxes.

The Goldman Sachs Municipal Income Fund may include securities whose income may be subject to the federal alternative minimum tax and state income taxes.

Income from the Goldman Sachs High Yield Municipal Fund may be subject to state and local income taxes and the alternative minimum tax. Also, market discount over a de minimus threshold is subject to federal taxes. High yield, lower rated securities involve greater price volatility and present greater risks than higher rated fixed income securities. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund's objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Copyright 2004 Goldman, Sachs & Co. All rights reserved. Date of first use: December 30, 2004 / 04-1502 MFIAR / 16.6K / 12-04